Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment - ZAR (R) R in Thousands	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023
Owned assets [Member]
Property, Plant and Equipment [Line Items]
Cost	R 4,233,017	R 3,376,916
Accumulated depreciation	(2,389,323)	(1,902,528)
Carrying value	1,843,694	1,474,388
Right-of-use-assets [Member]
Property, Plant and Equipment [Line Items]
Cost	327,458	246,408
Accumulated depreciation	(138,358)	(128,982)
Carrying value	189,100	117,426
Total	2,032,794	1,591,814
Land and Property [Member] | Owned assets [Member]
Property, Plant and Equipment [Line Items]
Cost	153,962	147,607
Accumulated depreciation	(31,245)	(26,422)
Carrying value	122,717	121,185
Land and Property [Member] | Right-of-use-assets [Member]
Property, Plant and Equipment [Line Items]
Cost	202,367	172,155
Accumulated depreciation	(89,275)	(88,208)
Carrying value	113,092	83,947
Total	235,809	205,132
Plant, equipment and vehicles [Member] | Owned assets [Member]
Property, Plant and Equipment [Line Items]
Cost	129,567	134,813
Accumulated depreciation	(95,097)	(105,337)
Carrying value	34,470	29,476
Plant, equipment and vehicles [Member] | Right-of-use-assets [Member]
Property, Plant and Equipment [Line Items]
Cost	105,692	53,083
Accumulated depreciation	(29,797)	(19,928)
Carrying value	75,895	33,155
Total	110,365	62,631
IT equipment [Member] | Owned assets [Member]
Property, Plant and Equipment [Line Items]
Cost	161,133	143,734
Accumulated depreciation	(119,796)	(79,563)
Carrying value	41,337	64,171
IT equipment [Member] | Right-of-use-assets [Member]
Property, Plant and Equipment [Line Items]
Cost	19,399	21,170
Accumulated depreciation	(19,286)	(20,846)
Carrying value	113	324
Total	41,450	64,495
Capitalized telematics devices – Work-in- Progress [Member] | Owned assets [Member]
Property, Plant and Equipment [Line Items]
Cost	130,511	202,425
Accumulated depreciation
Carrying value	130,511	202,425
Capitalized telematics devices – Work-in- Progress [Member] | Right-of-use-assets [Member]
Property, Plant and Equipment [Line Items]
Cost
Accumulated depreciation
Carrying value
Total	130,511	202,425
Capitalized telematics devices – Uninstalled [Member] | Owned assets [Member]
Property, Plant and Equipment [Line Items]
Cost	215,539	104,951
Accumulated depreciation
Carrying value	215,539	104,951
Capitalized telematics devices – Uninstalled [Member] | Right-of-use-assets [Member]
Property, Plant and Equipment [Line Items]
Cost
Accumulated depreciation
Carrying value
Total	215,539	104,951
Capitalized telematics devices - Installed [Member] | Owned assets [Member]
Property, Plant and Equipment [Line Items]
Cost	3,175,435	2,566,867
Accumulated depreciation	(2,143,185)	(1,691,206)
Carrying value	1,032,250	875,661
Capitalized telematics devices - Installed [Member] | Right-of-use-assets [Member]
Property, Plant and Equipment [Line Items]
Cost
Accumulated depreciation
Carrying value
Total	1,032,250	875,661
Construction in progress [Member] | Owned assets [Member]
Property, Plant and Equipment [Line Items]
Cost	266,870	76,519
Accumulated depreciation
Carrying value	266,870	76,519
Construction in progress [Member] | Right-of-use-assets [Member]
Property, Plant and Equipment [Line Items]
Cost
Accumulated depreciation
Carrying value
Total	R 266,870	R 76,519